BASIC AND DILUTED NET INCOME PER SHARE (Details Narrative)	Aug. 25, 2021
Earnings Per Share [Abstract]
Stockholders' Equity, Reverse Stock Split	The Company has also authorized a reverse stock split of its Common Stock by a ratio of not less than 1-for-1.5 and not more than 1-for-2.75 (the “Reverse Stock Split”) at any time prior to the one year anniversary of filing of a definitive Information Statement on Schedule 14C with the Board of Directors (the “Board”) having the discretion as to whether or not the Reverse Stock Split is to be effected, and with the exact ratio of any Reverse Stock Split to be set within the above range as determined by the Board in its discretion.